Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Long Term Investments [Abstract]
Schedule of Long-term investments
Long-term investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance at December 31, 2020	1,000	—	—	—	1,000
Additions	209,900	—	749,955	—	959,855
Fair value change through earnings	—	—	591,506		591,506
Foreign currency translation	(546)	—	(2,639)	—	(3,185)

Balance at December 31, 2021	210,354	—	1,338,822	—	1,549,176

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance at December 31, 2021	210,354	—	1,338,822	—	1,549,176
Additions	—	191,981	209,451	329,045	730,477
Fair value change through earnings	95,752	(78,282)	7,592		25,062
Share of results of equity method investees (iv)				4,117	4,117
Changes from equity investment to debt investment (iii)	(116,129)	—	116,129	—	—
Disposals (Note 26(5))	—	—	(165,000)	—	(165,000)
Foreign currency translation	1,023	(1,058)	119,137	32,098	151,200

Balance at December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032